Risk Management and Hedging Activities Risk Management and Hedging Activities - MEC - Not Designated as Hedging Activities (Details) - Commodity Contract [Member] - Not Designated as Hedging Instrument [Member] - MidAmerican Energy Company [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Regulatory Assets (Liabilities), Net, Derivatives [Roll Forward]
Beginning Balance	$ 38	$ 10	$ 45
Changes In Fair Value Derivatives Recognized In Regulatory Assets Or Liabilities, Net	40	61	5
Net Gains (Losses) Reclassified To Operating Revenue	(42)	(28)	(1)
Net Gains (Losses) Reclassified To Cost Of Domestic Regulated Electric	(1)	(1)	(1)
Net Gains (Losses) Reclassified To Cost Of Natural Gas Purchases	(15)	(4)	(38)
Ending Balance	20	38	10
Derivative, Gain (Loss) on Derivative, Net	(4)	15	(2)
Other Revenue Net [Member]
Regulatory Assets (Liabilities), Net, Derivatives [Roll Forward]
Derivative, Gain (Loss) on Derivative, Net	15	6	0
Cost Of Natural Gas [Member]
Regulatory Assets (Liabilities), Net, Derivatives [Roll Forward]
Derivative, Gain (Loss) on Derivative, Net	2	0	0
Cost Of Sales Nonregulated [Member]
Regulatory Assets (Liabilities), Net, Derivatives [Roll Forward]
Derivative, Gain (Loss) on Derivative, Net	$ (21)	$ 9	$ (2)